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                                                  Filed Pursuant to Rule 497(e)
                                                  Registration File No.: 2-71559
                                                                         2-71560

                         SUPPLEMENT DATED MAY 1, 2001
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                            ACTIVE ASSETS MONEY TRUST
                                     AND
               ACTIVE ASSETS TAX-FREE TRUST Dated AUGUST 29, 2000

   The second paragraph of the section entitled "V. Investment Management and Other Services -- A. Investment Manager" in the above Statement of Additional Information is revised to reflect that, effective May 1, 2001, the Trustees of Active Assets Money Trust have amended the Fund's Investment Management Agreement to reduce the compensation received by the Investment Manager under the Agreement for assets exceeding $17.5 billion, so that the compensation under the Agreement is calculated daily by applying the following annual rates to the Fund's net assets determined as of the close of business on each business day: 0.50% of daily net assets up to $500 million; 0.425% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; 0.325% of the next $500 million; 0.30% of the next $500 million; 0.275% of the next $500 million; 0.25% of the next $12 billion; 0.249% of the next $2.5 billion; 0.248% of the next $7.5 billion; and 0.247% of daily net assets exceeding $25 billion.

   The second paragraph of the section entitled "V. Investment Management and Other Services -- A. Investment Manager" in the above Statement of Additional Information is also revised to reflect that, effective May 1, 2001, the Trustees of Active Assets Tax-Free Trust have amended the Fund's Investment Management Agreement to reduce the compensation received by the Investment Manager under the Agreement for assets exceeding $3 billion, so that the compensation under the Agreement is calculated daily by applying the following annual rates to the Fund's net assets determined as of the close of business on each business day: 0.50% of daily net assets up to $500 million; 0.425% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; 0.325% of the next $500 million; 0.30% of the next $500 million; 0.275% of the next $500 million; 0.25% of the next $12 billion; and 0.249% daily net assets exceeding $15 billion.